Federated Hermes Total Return Bond Fund
(formerly, Federated Total Return Bond Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		AGENCY RISK TRANSFER SECURITIES—0.5%
		Structured Product (ABS)—0.5%
$15,917,791	[1]	Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 2.775% (1-month USLIBOR +2.600%), 5/25/2024	$13,761,010
12,578,029	[1]	Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.175% (1-month USLIBOR +3.000%), 7/25/2024	11,014,589
13,746,154	[1]	Connecticut Avenue Securities, Series 2014-C04, Class 1M2, 5.075% (1-month USLIBOR +4.900%), 11/25/2024	14,089,197
987,197	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.375% (1-month USLIBOR +2.200%), 2/25/2024	979,414
1,820,000	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 4.675% (1-month USLIBOR +4.500%), 2/25/2024	1,530,585
7,316,850	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 3.775% (1-month USLIBOR +3.600%), 4/25/2024	6,689,296
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $47,010,186)	48,064,091
		CORPORATE BONDS—36.0%
		Basic Industry - Chemicals—0.2%
2,653,000		Albemarle Corp., 4.150%, 12/1/2024	2,888,079
190,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 3.766%, 11/15/2020	191,336
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	508,932
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	12,067,621
12,000		Sherwin-Williams Co., Sr. Unsecd. Note, 2.750%, 6/1/2022	12,457
		TOTAL	15,668,425
		Basic Industry - Metals & Mining—0.3%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	5,516,867
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,577,199
4,380,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	4,375,357
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	8,365,502
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,319,911
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	3,143,241
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	2,678,020
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,737,227
		TOTAL	31,713,324
		Basic Industry - Paper—0.2%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	3,360,024
9,500,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	11,427,413
3,550,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	3,749,022
		TOTAL	18,536,459
		Capital Goods - Aerospace & Defense—1.3%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	9,562,657
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	8,461,801
7,640,000	[2]	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,453,315
2,425,000	[2]	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	2,238,437
5,875,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	6,208,099
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	6,424,535
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	5,258,797
4,397,000	[2]	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	4,435,474
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	3,529,837
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,847,654
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	3,180,069
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	7,086,682

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$3,750,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	$4,194,394
10,870,000		Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	12,739,096
2,810,000		Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	2,914,351
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,346,576
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	8,338,441
5,400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	5,651,072
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	8,378,646
435,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	342,563
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.015% (3-month USLIBOR +1.735%), 2/15/2042	1,331,694
4,685,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,638,409
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,948,792
3,000,000	[2]	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,236,305
		TOTAL	126,747,696
		Capital Goods - Building Materials—0.1%
3,010,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	3,283,636
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	5,266,010
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	5,680,448
		TOTAL	14,230,094
		Capital Goods - Construction Machinery—0.3%
445,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	467,534
9,475,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	10,273,418
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	95,235
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	331,601
3,910,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	4,281,235
510,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.150%, 9/8/2022	529,015
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	518,601
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	11,535,704
		TOTAL	28,032,343
		Capital Goods - Diversified Manufacturing—0.7%
1,950,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	2,068,075
10,025,000		3M Co., Sr. Unsecd. Note, 2.375%, 8/26/2029	10,824,343
144,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	180,510
350,000		General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	382,452
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	233,054
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,169,891
3,270,000	[2]	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	3,373,085
2,555,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,632,841
2,680,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,904,728
1,695,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,712,447
8,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	8,686,637
8,495,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	9,078,289
5,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	5,030,692
4,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	4,947,257
3,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	3,939,443
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	2,171,388
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,482,971
3,285,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	3,461,211
6,575,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	6,967,439
		TOTAL	71,246,753

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Packaging—0.1%
$5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	$5,916,316
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,681,187
		TOTAL	12,597,503
		Communications - Cable & Satellite—0.9%
10,980,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	13,252,485
175,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	242,413
5,320,000	[2]	Charter Communications, Inc., 4.200%, 3/15/2028	6,093,515
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,798,578
2,460,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	2,485,950
10,200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	11,561,727
4,570,000	[2]	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	5,175,947
8,290,000		Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	9,598,604
910,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	1,022,126
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	2,749,850
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	478,742
3,380,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,899,289
580,000	[2]	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	739,992
5,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	7,171,342
3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,262,177
3,000,000		NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	4,478,509
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	8,593,298
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	558,734
135,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	160,617
		TOTAL	86,323,895
		Communications - Media & Entertainment—1.0%
10,000,000		Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	9,747,216
5,000,000	[2]	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	5,616,752
10,000,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	11,460,508
3,445,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	4,139,921
4,510,000		Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	6,197,135
11,850,000	[2]	Grupo Televisa S.A., 6.625%, 3/18/2025	14,266,938
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	2,371,396
8,340,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	9,709,900
5,200,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	5,854,905
6,255,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	7,479,873
5,585,000	[2]	Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	5,811,589
7,570,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	8,591,166
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	3,681,897
1,700,000	[2]	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	1,745,276
		TOTAL	96,674,472
		Communications - Telecom Wireless—0.9%
8,980,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	9,715,013
10,350,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	10,581,116
3,000,000		American Tower Corp., Sr. Unsecd. Note, 3.700%, 10/15/2049	3,385,305
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	3,993,898
2,250,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	2,304,042
1,250,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,295,703
2,930,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	3,257,088
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	9,752,114

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$114,000,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	$16,018,240
3,350,000	[2]	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	4,100,333
5,500,000	[2]	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	5,888,315
5,005,000	[2]	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	5,744,728
5,630,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	7,363,784
		TOTAL	83,399,679
		Communications - Telecom Wirelines—1.2%
7,090,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	7,528,655
6,370,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	6,675,571
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	2,336,340
1,150,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	1,347,343
6,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.550%, 3/9/2049	7,083,404
3,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	3,970,329
465,000		AT&T, Inc., Sr. Unsecd. Note, 5.250%, 3/1/2037	586,229
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,759,616
275,000		AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	375,957
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	8,209,676
6,100,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	8,017,191
5,550,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	7,069,174
12,000,000		Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	13,444,374
2,000,000		Qtel International Finance Ltd., Company Guarantee, 144A, 4.750%, 2/16/2021	2,040,642
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.570%, 4/27/2023	5,501,612
3,925,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,778,115
4,525,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	5,711,515
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	1,090,252
5,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	7,070,312
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	5,865,677
5,346,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	7,275,803
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	4,433,139
940,000	[2]	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2037	1,273,934
		TOTAL	114,444,860
		Consumer Cyclical - Automotive—0.7%
11,235,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	11,342,446
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,687,910
8,680,000	[2]	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	9,217,075
5,540,000	[2]	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	6,003,857
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	276,234
10,175,000	[2]	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	11,953,658
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	3,388,321
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	437,972
4,745,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,875,232
2,700,000	[2]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,841,925
7,800,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	8,281,909
3,045,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	3,169,137
4,650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	5,148,793
		TOTAL	70,624,469
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	277,905

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Leisure—0.0%
$565,000		Carnival Corp., Sr. Unsecd. Note, 3.950%, 10/15/2020	$564,294
4,002,395		Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	4,011,592
		TOTAL	4,575,886
		Consumer Cyclical - Lodging—0.0%
730,000		American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	790,125
		Consumer Cyclical - Retailers—1.3%
5,000,000		Advance Auto Parts, Inc., 4.500%, 12/1/2023	5,459,888
10,150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	11,193,767
8,800,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	9,508,553
4,180,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	4,904,539
6,835,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	8,148,875
299,544		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	321,879
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,726,006
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	9,330,361
205,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	220,743
74,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	84,438
2,430,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	2,862,590
12,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	16,571,120
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,271,529
2,480,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	2,535,928
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	5,399,680
9,180,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	9,897,169
4,205,000	[2]	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	4,663,810
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,557,023
3,690,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	4,163,350
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	13,283,742
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,553,513
2,370,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,711,207
3,750,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	4,518,404
365,000	[2]	WalMart, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	536,963
		TOTAL	126,425,077
		Consumer Cyclical - Services—0.7%
10,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	11,063,137
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,876,812
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	6,254,058
165,000		Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	173,619
5,585,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	6,750,524
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,830,778
6,700,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	7,670,106
589,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	606,424
325,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	307,636
11,250,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	13,508,044
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	3,722,662
4,420,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,912,576
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,713,040
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	455,099
		TOTAL	67,844,515
		Consumer Non-Cyclical - Food/Beverage—1.9%
870,000	[2]	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	1,038,771

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$11,000,000		Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	$13,569,594
1,390,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,691,916
6,960,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	8,094,070
3,000,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	3,643,450
3,375,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,494,591
8,295,000		Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	8,643,706
1,000,000		Coca-Cola Company, Sr. Unsecd. Note, 3.300%, 9/1/2021	1,031,324
4,305,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	4,313,438
9,164,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	9,871,208
5,000,000		Constellation Brands, Inc., 4.250%, 5/1/2023	5,475,659
1,690,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,864,815
6,640,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	7,983,367
5,160,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	5,617,708
8,000,000		General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,779,030
2,930,000		General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	3,788,648
3,250,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,531,888
8,100,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	8,457,453
6,740,000		Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	7,724,060
2,810,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	3,560,760
10,100,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	10,624,558
5,965,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	6,703,092
2,845,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	3,110,788
3,140,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	3,655,442
230,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.000%, 6/4/2042	254,069
2,965,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	3,187,885
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	6,580,091
4,480,000		Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	4,642,908
6,100,000		PepsiCo, Inc., 2.750%, 4/30/2025	6,670,121
5,990,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	7,273,182
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	188,756
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	232,768
6,865,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	7,760,822
1,450,000		Tyson Foods, Inc., 5.150%, 8/15/2044	1,895,814
1,970,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	2,231,174
3,850,000	[2]	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	5,276,111
		TOTAL	182,463,037
		Consumer Non-Cyclical - Health Care—0.6%
5,520,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	5,677,770
4,195,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	4,546,051
2,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	2,376,253
7,355,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	7,973,392
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,877,611
9,570,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	10,775,463
3,270,000		DH Europe Finance II S.a r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	3,564,203
1,000,000	[2]	DH Europe Finance II S.a r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	1,168,006
11,545,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	12,517,239
8,325,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	9,250,129
1,995,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	2,290,562
		TOTAL	62,016,679

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—2.2%
$5,128,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	$6,003,830
9,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	12,951,521
6,380,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	7,089,014
13,210,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	15,956,145
8,050,000	[2]	Amgen, Inc., 2.300%, 2/25/2031	8,466,728
9,985,000	[2]	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	10,654,335
2,000,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,206,981
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	466,345
3,775,000	[2]	AstraZeneca PLC, 2.125%, 8/6/2050	3,513,837
7,410,000	[2]	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,667,981
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	7,790,506
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,596,690
5,050,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,542,325
5,250,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	6,033,817
2,455,000	[2]	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,690,136
5,000,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	5,079,258
7,625,000		Biogen, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2045	10,398,269
3,425,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.875%, 8/15/2025	3,945,366
9,100,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	10,619,028
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	333,542
3,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	4,009,840
2,475,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	3,528,597
9,315,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	10,845,519
1,000,000	[2]	Johnson & Johnson, 5.950%, 8/15/2037	1,550,311
500,000	[2]	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	600,360
15,850,000		Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	18,517,161
10,152,000	[2]	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	9,700,958
5,240,000		Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	5,234,233
518,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	528,518
6,870,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	6,985,834
11,215,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	12,166,549
		TOTAL	208,673,534
		Consumer Non-Cyclical - Products—0.3%
3,060,000		Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	3,396,521
7,050,000		Clorox Co., Sr. Unsecd. Note, 1.800%, 5/15/2030	7,224,082
500,000		Procter & Gamble Co., 2.300%, 2/6/2022	514,764
8,035,000		Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	9,296,640
5,630,000		Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	6,233,495
		TOTAL	26,665,502
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.900%, 4/15/2038	4,372,056
8,000,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	9,823,983
		TOTAL	14,196,039
		Consumer Non-Cyclical - Tobacco—0.4%
9,075,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	12,282,880
7,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	8,062,366
1,960,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	2,252,149
5,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	6,077,189
4,490,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.850%, 9/15/2023	5,031,112

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$5,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	$6,751,792
		TOTAL	40,457,488
		Energy - Independent—0.3%
5,230,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	5,365,543
7,000,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	7,293,375
12,625,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	13,041,333
1,730,000	[2]	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	1,846,838
610,000		XTO Energy, Inc., 6.750%, 8/1/2037	894,399
		TOTAL	28,441,488
		Energy - Integrated—1.0%
5,815,000	[2]	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	5,774,420
4,990,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	4,922,940
2,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	2,758,136
365,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	394,877
5,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	5,212,570
100,000		BP PLC, Deb., 8.750%, 3/1/2032	147,199
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	5,975,547
8,520,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	9,225,787
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,645,989
4,000,000		Conoco, Inc., 7.250%, 10/15/2031	5,970,343
205,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	309,740
15,335,000		Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	17,832,006
6,305,000		Husky Energy, Inc., 4.000%, 4/15/2024	6,663,098
450,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	611,835
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	4,202,129
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,593,716
14,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	17,373,764
3,550,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.500%, 6/15/2038	4,669,355
		TOTAL	99,283,451
		Energy - Midstream—1.0%
3,380,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,422,483
9,240,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	10,219,876
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,660,431
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	3,066,484
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	877,153
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	384,797
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,783,523
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	229,012
4,270,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	4,381,835
2,850,000	[2]	Enterprise Products Operating LLC, Sr. Note, 2.800%, 1/31/2030	3,046,664
5,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	5,407,752
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	7,218,979
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 9/15/2020	400,685
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	2,044,681
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	7,365,801
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	691,005
3,320,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	3,126,439
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	339,182
5,200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	5,520,354

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$2,220,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	$2,481,679
8,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	8,103,700
4,710,000	[2]	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	5,084,426
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,948,942
225,000	[2]	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	261,087
7,275,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	8,196,492
		TOTAL	101,263,462
		Energy - Oil Field Services—0.1%
175,000		Burlington Resources, LLC., Sr. Unsecd. Note, 7.200%, 8/15/2031	253,831
4,388,000	[2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/17/2028	4,794,173
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	681,822
		TOTAL	5,729,826
		Energy - Refining—0.2%
535,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	589,710
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	347,323
8,375,000	[2]	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	9,368,512
275,000		Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	274,358
4,020,000		Valero Energy Corp., 7.500%, 4/15/2032	5,791,439
3,945,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	4,126,296
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	450,288
		TOTAL	20,947,926
		Financial Institution - Banking—6.3%
9,995,000		American Express Co., 2.650%, 12/2/2022	10,494,621
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	387,231
10,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	11,346,365
8,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	8,724,544
1,460,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,632,612
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	6,091,598
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	7,078,180
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	11,132,929
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	11,137,365
285,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.499%, 5/17/2022	291,344
8,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	9,602,603
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.970%, 3/5/2029	11,546,720
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,811,123
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,939,620
560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	627,925
660,000		Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	765,934
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	7,556,703
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,950,211
480,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	530,385
4,200,000	[2]	Capital One Bank, Series BKNT, 2.950%, 7/23/2021	4,282,442
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,226,179
2,160,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,362,971
570,000		Citigroup, Inc., Jr. Sub. Deb., Series U, 5.000%, 3/12/2169	576,866
5,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	5,380,331
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	4,114,093
895,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	933,071
5,665,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	6,156,135

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$9,070,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	$9,857,512
10,215,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	10,571,953
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	7,776,140
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,525,035
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,701,154
10,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	12,159,495
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	3,255,905
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	400,711
13,600,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	14,414,839
2,850,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	2,855,167
6,770,000		Comerica, Inc., 3.800%, 7/22/2026	7,487,910
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,507,642
690,000		Deutsche Bank AG New York, 4.250%, 2/4/2021	699,746
14,145,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	14,177,438
7,540,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	8,252,371
4,280,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,581,921
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	4,076,497
5,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	5,901,339
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,188,968
2,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,290,279
1,275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	1,357,304
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	13,392,443
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,802,956
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	9,170,714
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	522,149
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,395,684
500,000		HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2068	531,711
2,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,496,444
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	11,298,323
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,900,454
7,905,000	[2]	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	8,298,410
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	5,132,817
3,000,000	[1,3]	JPMorgan Chase & Co., 2.645% (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021	3,009,000
720,000		JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2169	773,653
610,000		JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2169	626,905
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	10,725,393
3,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.972%, 1/15/2023	3,624,179
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	2,246,448
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,426,040
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	11,294,326
410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	441,122
10,000,000	[2]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	11,545,026
9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	10,317,586
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	282,311
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	271,090
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,286,859
635,000		Lloyds Banking Group PLC, Sub. Note, 4.650%, 3/24/2026	722,005
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,775,005
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	5,174,574

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,185,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.886% (3-month USLIBOR +0.640%), 12/1/2021	$2,185,288
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,796,479
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	450,764
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	13,791,753
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	784,366
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	14,488,740
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/28/2021	523,022
2,000,000	[1,3]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.117% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,022,500
5,285,000		Morgan Stanley, Sub. Deb., 4.875%, 11/1/2022	5,760,072
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	5,677,865
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,851,576
9,190,000		Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	9,619,992
5,000,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 12/9/2021	5,135,791
5,100,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,821,460
6,215,000		PNC Bank N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	6,508,329
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	3,528,754
97,250	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	63,213
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	6,488,636
500,000		Royal Bank of Scotland Group PLC, Sub. Deb., 6.125%, 12/15/2022	549,078
160,000		Royal Bank of Scotland Group PLC, Sub. Note, 6.000%, 12/19/2023	180,500
1,930,000		State Street Corp., Sr. Unsecd. Note, 144A, 2.825%, 3/30/2023	2,001,053
7,530,000		State Street Corp., Sr. Unsecd. Note, 2.400%, 1/24/2030	8,181,619
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,422,979
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	406,615
2,495,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	2,535,690
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	362,311
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,738,255
10,250,000		Truist Bank, Sub. Note, Series BKNT, 3.800%, 10/30/2026	11,953,126
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,570,165
500,000	[2]	Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	606,343
10,335,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	10,251,422
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	300,363
12,570,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	13,149,718
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	9,275,765
195,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	201,775
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	11,317,358
10,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	11,016,477
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	20,904,073
435,000		Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	495,763
		TOTAL	608,122,102
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
2,845,000	[2]	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,967,950
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,892,771
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	3,170,051
3,265,000	[2]	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,904,189
4,105,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	5,000,566
3,580,000		Stifel Financial Corp., 4.250%, 7/18/2024	3,972,195
5,240,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	5,629,565
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,775,327

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$435,000		XLIT Ltd., Sub. Note, 4.450%, 3/31/2025	$489,737
		TOTAL	34,802,351
		Financial Institution - Finance Companies—0.3%
6,500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	7,620,898
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,245,007
5,100,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	5,381,820
12,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	13,181,793
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	270,933
10,000		Santander UK Group Holdings PLC, Sr. Unsecd. Note, 3.125%, 1/8/2021	10,098
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	897,554
		TOTAL	31,608,103
		Financial Institution - Insurance - Health—0.1%
5,080,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	5,382,260
		Financial Institution - Insurance - Life—1.5%
10,200,000	[2]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	11,521,990
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	5,451,373
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,894,798
11,000,000		American International Group, Inc., 4.500%, 7/16/2044	12,942,477
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,896,871
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,690,248
5,535,000		Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	5,514,021
7,780,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	11,277,899
2,650,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,445,425
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	8,713,823
330,000	[2]	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	413,261
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,568,677
5,000,000	[2]	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	6,077,811
3,970,000	[2]	Metlife, Inc., Sr. Unsecd. Note, 4.550%, 3/23/2030	5,005,340
16,268,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	17,892,625
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	5,341,203
3,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,099,101
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,958,489
5,450,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	6,058,977
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,306,462
8,000,000		Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	9,931,630
1,050,000	[2]	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,584,838
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,907,291
		TOTAL	143,494,630
		Financial Institution - Insurance - P&C—0.7%
1,000,000		Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,347,216
255,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	326,738
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,923,310
2,395,000		CNA Financial Corp., Sr. Unsecd. Note, 2.050%, 8/15/2030	2,383,210
7,895,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	9,018,499
4,350,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,978,167
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	4,074,365
1,000,000		Cincinnati Financial Corp., 6.920%, 5/15/2028	1,328,905
4,930,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	6,037,640
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,559,039

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$1,103,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	$1,211,510
6,862,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	8,295,429
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	10,822,207
5,200,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	5,713,080
335,000		Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 4.900%, 9/15/2044	422,124
7,295,000		Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	7,239,800
		TOTAL	70,681,239
		Financial Institution - REIT - Apartment—0.5%
12,130,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,611,349
2,240,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	2,454,176
3,745,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	4,259,491
5,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,550,695
3,360,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	3,310,371
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	4,093,601
1,905,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,059,484
2,100,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	2,341,821
10,100,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	10,152,774
		TOTAL	47,833,762
		Financial Institution - REIT - Healthcare—0.4%
3,000,000	[2]	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,380,543
8,260,000		Healthcare Trust of America, 3.700%, 4/15/2023	8,718,827
4,110,000	[2]	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	4,345,883
5,000,000	[2]	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	5,190,873
3,650,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,875,021
6,155,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	6,268,707
2,500,000		Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,859,958
		TOTAL	34,639,812
		Financial Institution - REIT - Office—0.3%
1,975,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,957,711
3,335,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2031	3,785,872
2,220,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,533,952
5,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	6,357,739
5,330,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,799,725
1,180,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	1,287,943
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.850%, 2/1/2023	4,272,480
		TOTAL	25,995,422
		Financial Institution - REIT - Other—0.2%
440,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series D, 3.750%, 10/15/2023	457,106
2,665,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	3,275,640
2,925,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	3,149,160
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	11,001,191
		TOTAL	17,883,097
		Financial Institution - REIT - Retail—0.3%
3,390,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,340,241
8,810,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,250,909
1,530,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	1,608,618
7,000,000		Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	7,455,777
3,330,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,713,783

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$2,590,000	[2]	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	$2,582,008
		TOTAL	27,951,336
		Municipal Services—0.0%
748,104		Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	932,361
1,435,000		Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,694,527
		TOTAL	2,626,888
		Sovereign—0.1%
3,700,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	5,047,132
		Supranational—0.0%
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,989,422
		Technology—2.5%
2,000,000		Apple, Inc., 3.450%, 5/6/2024	2,215,169
555,000		Apple, Inc., 3.850%, 5/4/2043	681,495
16,000,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	16,895,139
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,876,474
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	12,905,222
6,800,000	[2]	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,692,236
7,228,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	8,134,875
6,850,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	7,720,019
2,280,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	2,607,175
2,000,000	[2]	Cisco Systems, Inc., 3.625%, 3/4/2024	2,224,281
7,995,000		Dell International LLC/EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	9,390,993
7,150,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	7,335,631
5,080,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	5,985,025
5,185,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,545,559
3,025,000		Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	3,114,420
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,816,446
3,320,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	3,898,229
6,885,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	7,845,384
6,585,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	7,210,209
775,000		IBM Corp., Sr. Unsecd. Note, 2.850%, 5/13/2022	808,324
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	4,924,520
3,485,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	3,740,636
5,635,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	6,329,250
6,000,000		Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,839,630
5,630,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	6,365,109
1,220,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	1,341,573
1,140,000		Lam Research Corp., Sr. Unsecd. Note, 1.900%, 6/15/2030	1,180,635
6,100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	7,302,082
1,765,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,844,606
4,500,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	5,251,185
2,546,000		Microsoft Corp., 3.500%, 11/15/2042	3,053,790
2,650,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,897,868
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	1,369,641
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,244,552
595,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	715,001
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.950%, 8/8/2056	8,070,097
7,000,000		Oracle Corp., 6.500%, 4/15/2038	10,735,550
5,000,000		Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	5,170,022

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$12,665,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	$14,196,407
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,438,875
5,430,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	6,386,527
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,322,926
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,870,991
2,485,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,965,710
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	9,164,377
		TOTAL	240,623,865
		Technology Services—0.0%
1,405,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	1,516,729
		Transportation - Airlines—0.1%
3,950,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	4,216,997
3,710,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	4,053,420
		TOTAL	8,270,417
		Transportation - Railroads—0.4%
1,898,000		Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	1,986,593
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,209,118
3,445,000		CSX Corp., Sr. Unsecd. Note, 3.800%, 4/15/2050	4,133,457
1,850,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,723,381
2,725,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,856,562
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	5,464,126
5,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	6,100,785
4,660,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	5,159,533
6,565,000	[2]	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	7,107,759
		TOTAL	36,741,314
		Transportation - Services—0.8%
2,690,000		Enterprise Rent-A-Car USA Finance Co., Sr. Note, 144A, 5.250%, 10/1/2020	2,699,242
6,620,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	8,133,088
2,555,000		FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	2,835,120
545,000		FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	623,705
8,075,000	[2]	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	9,022,348
8,750,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	9,050,745
640,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	656,914
7,135,000	[2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	8,019,305
6,135,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	6,599,481
8,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,518,381
14,890,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	16,988,897
		TOTAL	73,147,226
		Utility - Electric—2.5%
3,150,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,509,517
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	3,356,319
405,000	[2]	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	406,485
535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	567,722
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,232,913
11,025,000		Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	12,879,393
6,275,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	7,183,515
5,045,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	5,310,299
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	2,081,869
2,590,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	3,100,340

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$5,265,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	$5,716,001
6,455,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	7,342,089
12,020,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	13,834,336
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	4,227,578
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	568,473
6,150,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,704,806
5,885,000		Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	7,769,643
3,940,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	4,418,890
15,600,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	19,401,931
4,900,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	5,679,575
3,330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	4,100,402
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	609,888
7,880,000		EverSource Energy, Sr. Unsecd. Note, 3.450%, 1/15/2050	8,778,422
6,955,000		EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	7,538,802
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	8,116,027
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	4,912,567
2,385,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	3,072,945
3,220,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	3,727,867
6,043,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	6,612,201
5,400,000		Gulf Power Co., 4.550%, 10/1/2044	6,711,323
1,250,000		Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,301,838
4,130,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	5,234,335
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	1,918,634
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	8,772,193
4,125,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	4,478,459
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,738,744
2,000,000	[2]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,155,762
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	5,957,132
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	3,342,929
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	315,254
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	1,526,201
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	2,549,932
5,900,000		PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	6,018,773
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,194,733
7,550,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	8,478,292
6,920,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	7,942,614
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	2,070,671
		TOTAL	241,468,634
		Utility - Natural Gas—0.6%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	552,882
1,210,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,337,716
3,715,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	4,305,187
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,574,463
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	3,949,873
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,887,693
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	5,913,978
8,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	9,116,280
450,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	473,452
6,500,000	[2]	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	7,258,796

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	$5,794,548
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,621,746
2,380,000		Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,360,522
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	8,235,746
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	185,976
		TOTAL	57,568,858
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,985,789
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	2,144,533
		TOTAL	4,130,322
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,104,248,043)	3,481,816,833
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
4,368		FNMA ARM, 3.736%, 1/1/2033	4,553
		Government National Mortgage Association—0.0%
1,379		GNMA ARM, 2.875%, 5/20/2028	1,427
283		GNMA ARM, 3.125%, 10/20/2025	289
		TOTAL	1,716
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,218)	6,269
		ASSET-BACKED SECURITIES—0.5%
		Auto Receivables—0.1%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,126,021
2,486,145		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	2,497,149
4,425,714		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.170%, 4/17/2023	4,488,875
		TOTAL	12,112,045
		Credit Card—0.3%
14,419,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.660% (1-month USLIBOR +0.490%), 7/21/2024	14,388,847
20,000,000	[1]	Trillium Credit Card Trust II 2020-1A, Class A, 0.544% (1-month USLIBOR +0.370%), 12/26/2024	20,033,310
		TOTAL	34,422,157
		Financial Institution - Finance Companies—0.0%
74,745		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	41,652
		Other—0.0%
892,921		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	904,637
453,773		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	457,857
		TOTAL	1,362,494
		Student Loans—0.1%
5,840,765	[1]	Navient Student Loan Trust 2020-A, Class A1, 0.511% (1-month USLIBOR +0.350%), 11/15/2068	5,853,346
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $53,668,951)	53,791,694
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.5%
		Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.744%, 11/25/2045	6,381,671
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.847%, 10/25/2048	12,889,467
		TOTAL	19,271,138
		Commercial Mortgage—2.3%
4,359,000		Bank 2017-BN5, Class A5, 3.390%, 6/15/2060	4,886,041
6,425,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	7,279,727
17,600,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	20,899,571

Principal Amount or Shares			Value in U.S. Dollars
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$4,500,000	[1]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	$5,426,434
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	10,395,129
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	10,190,331
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	35,103,927
10,000,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	11,521,277
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,793,730
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,624,963
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,290,155
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,990,151
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	5,555,661
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	4,114,324
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,647,002
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	5,043,455
523,000		GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	574,486
3,480,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.643%, 9/10/2047	3,561,666
5,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	5,925,363
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	15,870,665
5,400,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	6,121,157
9,350,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	10,434,335
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,380,586
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,558,799
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,764,666
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,741,594
		TOTAL	219,695,195
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $218,840,044)	238,966,333
		U.S. TREASURIES—14.7%
		U.S. Treasury Bonds—4.4%
285,900,000	[2]	United States Treasury Bond, 1.250%, 5/15/2050	269,984,118
59,900,000		United States Treasury Bond, 1.375%, 8/15/2050	58,431,701
4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	5,739,022
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	16,324,697
215,000		United States Treasury Bond, 2.500%, 2/15/2045	262,840
250,000		United States Treasury Bond, 2.500%, 2/15/2046	306,615
350,000		United States Treasury Bond, 2.500%, 5/15/2046	429,643
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	11,631,497
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	11,669,440
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	3,107,002
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	13,873,979
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	2,644,460
800,000		United States Treasury Bond, 3.000%, 11/15/2045	1,067,906
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	2,689,754
750,000		United States Treasury Bond, 3.000%, 5/15/2047	1,009,588
850,000		United States Treasury Bond, 3.000%, 8/15/2048	1,153,531
950,000		United States Treasury Bond, 3.125%, 8/15/2044	1,284,656
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	4,449,788
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	4,215,195
3,100,000		United States Treasury Bond, 4.500%, 2/15/2036	4,679,215
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	6,879,298

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	$4,684,630
		TOTAL	426,518,575
		U.S. Treasury Notes—10.3%
50,231		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	53,751
166,644,290		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2025	179,081,370
215,060		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	235,331
168,456,033		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	188,249,617
173,164,647		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2030	195,110,028
7,318,615		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	8,691,856
960,327		U.S. Treasury Inflation-Protected Notes, 0.375%, 1/15/2027	1,067,032
226,543		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	254,103
3,065,940		U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	3,280,256
273,643		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	350,834
306,237		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	360,092
206,515,000		United States Treasury Note, 0.125%, 5/15/2023	206,384,854
12,000,000		United States Treasury Note, 0.250%, 7/31/2025	11,988,403
45,000,000	[2]	United States Treasury Note, 0.375%, 7/31/2027	44,661,776
5,400,000		United States Treasury Note, 0.500%, 4/30/2027	5,412,891
55,150,000		United States Treasury Note, 0.625%, 5/15/2030	54,784,289
50,000,000		United States Treasury Note, 0.625%, 8/15/2030	49,601,860
700,000		United States Treasury Note, 1.125%, 2/28/2027	730,481
270,000		United States Treasury Note, 1.625%, 5/15/2026	289,232
21,650,000		United States Treasury Note, 1.750%, 12/31/2026	23,438,660
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,587,923
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,400,387
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,430,660
180,000		United States Treasury Note, 2.375%, 5/15/2027	202,722
100,000		United States Treasury Note, 2.375%, 5/15/2029	114,842
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,307,476
130,000		United States Treasury Note, 2.625%, 2/15/2029	151,597
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	5,580,147
455,000		United States Treasury Note, 2.875%, 5/15/2028	534,761
980,000		United States Treasury Note, 2.875%, 8/15/2028	1,155,749
400,000		United States Treasury Note, 3.125%, 11/15/2028	481,344
		TOTAL	992,974,324
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,383,978,020)	1,419,492,899
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
478		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	554
103		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	121
235,740		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	281,027
23,633		Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	27,565
553		Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	650
260,874		Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	290,970
10,316		Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	10,960
8,874		Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	9,401
8,898		Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	9,501
4,758		Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	5,569
50,516		Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	59,164

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$9,953	Federal Home Loan Mortgage Corp., Pool ZK0320, 5.500%, 8/1/2021	$10,098
20,479	Federal Home Loan Mortgage Corp., Pool ZK0727, 5.500%, 9/1/2022	21,125
20,441	Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	20,972
28,579	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	29,911
8,725	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	10,456
7,536	Federal Home Loan Mortgage Corp., Pool ZS5294, 5.000%, 4/1/2022	7,693
6,366	Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	6,601
	TOTAL	802,338
	Federal National Mortgage Association—0.1%
1,980	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	2,248
4,333	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	5,031
4,452	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	5,172
59,480	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	66,068
25,420	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	30,364
19,124	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	22,481
722	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	805
283	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	319
3,524	Federal National Mortgage Association, Pool 396031, 7.500%, 10/1/2027	3,997
1,948	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	2,279
508	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	598
1,131	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,335
153	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	165
27,081	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	31,057
102,290	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	118,447
19,632	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	22,731
68,205	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	81,028
15,909	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	18,511
4,620	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	5,409
25,669	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	29,903
4,170	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	4,978
5,248	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	5,727
5,576	Federal National Mortgage Association, Pool 892563, 6.000%, 7/1/2036	6,699
5,328	Federal National Mortgage Association, Pool 905427, 5.000%, 11/1/2021	5,417
17,525	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	20,518
115,361	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	132,402
65,244	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	68,349
3,202	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	3,755
34,465	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	39,742
5,777	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	6,802
385,826	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	433,207
8,434	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	9,425
15,625	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	17,029
5,463	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	6,016
20,357	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	22,857
5,343	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	5,999
15,984	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	18,325
2,344	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	2,632
50,006	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	55,881
3,607	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	4,031

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$21,243	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	$23,360
6,769	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	7,160
36,774	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	40,900
19,363	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	21,091
5,259	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	5,673
17,783	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	19,198
11,077	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	11,874
23,166	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	25,443
24,498	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	26,462
218,360	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	250,343
421,432	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	472,001
12,955	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	14,509
434,650	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	469,416
7,991	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	8,910
8,407	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	9,245
33,672	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	36,654
	TOTAL	2,759,978
	Government National Mortgage Association—0.0%
2,009	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	2,142
276	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	297
1,772	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,991
1,911	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,157
3,927	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	4,421
3,641	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	4,044
5,649	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	6,360
1,887	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,155
411	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	476
278	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	318
1,389	Government National Mortgage Association, Pool 305911, 9.000%, 9/15/2021	1,422
6,482	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	7,484
3,317	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,850
3,745	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	4,351
27,211	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	30,937
19,126	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	21,756
6,047	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	6,886
29,662	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	33,808
33,910	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	38,667
13,504	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	14,322
38,571	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	43,175
14,913	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	16,688
15,497	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	17,742
34,646	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	38,965
160	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	179
9,739	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	10,423
5,536	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	5,991
4,315	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	4,820
204	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	228
105	Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	112
881	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	958

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$1,514	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	$1,695
43	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	49
626	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	706
55,647	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	62,436
909	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	1,029
436	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	472
152	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	170
182	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	209
23,216	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	26,568
2,749	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	3,101
1,833	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	2,103
194	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	222
843	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	950
6,149	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	6,903
14,626	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	17,140
21,471	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	25,066
34,462	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	38,256
30,676	Government National Mortgage Association, Pool 619387, 6.000%, 9/15/2034	35,896
2,738	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	3,208
25,714	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	27,917
442,362	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	512,832
64,351	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	74,918
85,563	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	99,503
15,425	Government National Mortgage Association, Pool 680110, 5.000%, 4/15/2038	17,766
9,127	Government National Mortgage Association, Pool 683937, 6.000%, 2/15/2023	9,502
34,696	Government National Mortgage Association, Pool 689593, 6.000%, 7/15/2023	36,070
6,188	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	7,282
10,327	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	11,445
10,820	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	12,714
12,902	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	14,032
4,321	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	4,748
	TOTAL	1,382,033
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,457,129)	4,944,349
	MUNICIPAL BONDS—0.6%
	Municipal Services—0.5%
5,850,000	Charlotte, NC Water & Sewer System, Water and Sewer System Refunding Revenue Bonds (Series 2018), 4.000%, 7/1/2047	6,782,315
14,500,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2019C-1), 4.000%, 11/1/2040	16,708,495
8,070,000	New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2019D), 4.000%, 2/15/2037	9,565,129
9,210,000	Texas Water Development Board, State Water Implementation Revenue Fund for Texas Revenue Bonds (Series 2018B), 4.000%, 10/15/2043	10,860,524
	TOTAL	43,916,463
	State/Provincial—0.1%
7,605,000	District of Columbia, Income Tax Secured Revenue Bonds (Series 2019A), 4.000%, 3/1/2039	9,137,255
1,000,000	Illinois State, UT GO Bonds (Series 2020B), 5.125%, 5/1/2022	1,057,800
	TOTAL	10,195,055

Principal Amount or Shares		Value in U.S. Dollars
	MUNICIPAL BONDS—continued
	Transportation - Services—0.0%
$390,000	Texas State Transportation Commission—State Highway Fund, 5.178%, 4/1/2030	$505,487
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $55,028,749)	54,617,005
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
88,354	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $86,660)	95,209
	FOREIGN GOVERNMENTS/AGENCIES—0.7%
	Sovereign—0.7%
3,800,000	Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 2.500%, 4/16/2025	4,027,810
5,350,000	Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	5,483,750
15,000,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	16,894,650
15,000,000	Mexico, Government of, 3.750%, 1/11/2028	16,194,900
MXN 157,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	7,278,595
$2,150,000	Poland, Government of, 4.000%, 1/22/2024	2,397,082
4,000,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.900%, 10/22/2025	4,240,160
10,300,000	United Mexican States, Sr. Unsecd. Note, 4.500%, 1/31/2050	11,250,175
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $65,367,647)	67,767,122
	PURCHASED CALL OPTIONS—0.0%
17,500,000	Barclays USD CALL/ZAR PUT, Notional Amount $17,500,000, Exercise Price, $17.50, Expiration Date 11/10/2020	359,363
29,500,000	Credit Agricole EUR CALL/USD PUT, Notional Amount $29,500,000, Exercise Price, $1.18, Expiration Date 11/4/2020	621,889
30,000,000	Morgan Stanley AUD CALL/USD PUT, Notional Amount $30,000,000, Exercise Price, $0.75, Expiration Date 11/20/2020	378,510
40,000,000	Morgan Stanley NZD CALL/USD PUT, Notional Amount $40,000,000, Exercise Price, $0.67, Expiration Date 11/20/2020	932,520
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,701,425)	2,292,282
	PURCHASED PUT OPTIONS—0.0%
10,000,000	Morgan Stanley USD PUT/MXN CALL, Notional Amount $10,000,000, Exercise Price, $21.00, Expiration Date 10/29/2020	44,660
10,000,000	Morgan Stanley USD PUT/MXN CALL, Notional Amount $10,000,000, Exercise Price, $22.00, Expiration Date 10/29/2020	202,300
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $256,800)	246,960
	INVESTMENT COMPANIES—45.8%
61,996,973	Bank Loan Core Fund	580,291,663
55,230,873	Emerging Markets Core Fund	558,384,126
36,459,795	Federated Hermes Government Obligations Fund, Premier Shares, 0.05%[4]	36,459,795
184,396,406	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[4]	184,488,605
198,373,376	Federated Mortgage Core Portfolio	2,007,538,562
46,739,710	Project and Trade Finance Core Fund	411,309,449
106,186,035	High Yield Bond Portfolio	655,167,836
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,259,614,997)	4,433,640,036
	TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $9,194,264,869)	9,805,741,082
	OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(134,889,283)
	TOTAL NET ASSETS—100%	$9,670,851,799

At August 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
[6]United States Treasury Note 2-Year Long Futures	5,291	$1,169,021,646	December 2020	$291,775
[6]United States Treasury Note 5-Year Long Futures	3,295	$415,272,969	December 2020	$591,159
Short Futures
[6]United States Treasury Note 10-Year Short Futures	402	$55,978,500	December 2020	$(126,530)
[6]United States Treasury Note 10-Year Ultra Short Futures	1,640	$261,477,500	December 2020	$209,460
[6]United States Treasury Note Ultra Bond Short Futures	404	$89,246,125	December 2020	$655,591
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,621,455
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,079,299,812 and $651,231,955, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
10/30/2020	Barclays Bank PLC Wholesale	10,440,068 AUD	$7,500,000	$201,381
10/30/2020	Barclays Bank PLC Wholesale	20,931,596 AUD	$15,000,000	$440,721
10/30/2020	BNP Paribas SA	11,251,020 NZD	$7,500,000	$78,043
10/30/2020	Barclays Bank PLC Wholesale	22,522,353 NZD	$15,000,000	$169,767
11/4/2020	Morgan Stanley	791,142,375 JPY	$7,500,000	$(24,453)
11/4/2020	Barclays Bank PLC Wholesale	1,573,020,000 JPY	$15,000,000	$(136,450)
Contracts Sold:
10/30/2020	Barclays Bank PLC Wholesale	20,721,094 AUD	$15,000,000	$(285,440)
10/30/2020	Morgan Stanley	15,281,174 NZD	$10,000,000	$(292,523)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$151,046
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,366,505 and $2,994,665, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2020, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2020[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
J.P. Morgan Securities LLC	CDX Index IG Series 34	Buy	1.00%	6/20/2025	0.65%	$100,000,000	$1,650,180	$1,531,153	$119,027
The average notional amount of credit default swap contracts held by the Fund throughout the period was $37,500,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Barclays Bank PLC Wholesale	EUR CALL/USD PUT	$15,062,500	September 2020	$1.21	$(16,343)
Barclays Bank PLC Wholesale	EUR CALL/USD PUT	$15,375,000	October 2020	$1.23	$(27,844)
Barclays Bank PLC Wholesale	USD CALL/ZAR PUT	$17,500,000	September 2020	$18.25	$(4,760)
Barclays Bank PLC Wholesale	USD CALL/ZAR PUT	$17,500,000	November 2020	$19.00	$(101,955)
HSBC	AUD CALL/USD PUT	$12,500,000	September 2020	$0.73	$(164,912)
HSBC	AUD CALL/USD PUT	$15,000,000	November 2020	$0.75	$(177,465)
HSBC	NZD CALL/USD PUT	$12,500,000	September 2020	$0.67	$(90,913)
HSBC	NZD CALL/USD PUT	$15,000,000	November 2020	$0.69	$(180,615)
Morgan Stanley	EUR CALL/USD PUT	$30,125,000	September 2020	$1.21	$(158,789)
Morgan Stanley	USD CALL/MXN PUT	$10,000,000	September 2020	$22.50	$(20)
Put Options:
Barclays Bank PLC Wholesale	AUD PUT/USD CALL	$30,000,000	September 2020	$0.71	$(63,090)
Barclays Bank PLC Wholesale	USD PUT/JPY CALL	$30,000,000	September 2020	$103.75	$(30)
Barclays Bank PLC Wholesale	USD PUT/JPY CALL	$30,000,000	October 2020	$102.00	$(87,750)
Morgan Stanley	NZD PUT/USD CALL	$40,000,000	November 2020	$0.64	$(190,920)
Morgan Stanley	USD PUT/JPY CALL	$30,000,000	September 2020	$103.74	$(78,960)
(Premiums Received $2,185,320)					$(1,344,366)
The average market value of purchased put and call options held by the Fund throughout the period was $69,523 and $229,230, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $142,597 and $843,644, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, the Swap Contract and the Value of Written Options is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
Affiliates	Value as of 11/30/2019	Purchases at Cost	Proceeds From Sales
Bank Loan Core Fund	$254,477,160	$331,133,381	$--
Emerging Markets Core Fund	$414,550,423	$201,983,042	$(70,385,000)
Federated Hermes Government Obligations Fund, Premier Shares**	$62,544,642	$937,841,380	$(963,926,227)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares**	$145,012,340	$4,630,734,090	$(4,591,333,095)
Federated Mortgage Core Portfolio	$2,133,027,917	$685,000,000	$(865,000,000)
Project and Trade Finance Core Fund	$395,732,042	$23,593,070	$--
High Yield Bond Portfolio	$575,039,146	$207,625,000	$(145,300,000)
TOTAL OF AFFILIATED TRANSACTIONS	$3,980,383,670	$7,017,909,963	$(6,635,944,322)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2020*	Shares Held as of 8/31/2020	Dividend Income	Gain Distributions Received
$(5,318,878)	$--	$580,291,663	61,996,973	$10,983,619	$--
$15,441,344	$(3,205,683)	$558,384,126	55,230,873	$17,873,934	$--
N/A	N/A	$36,459,795	36,459,795	$299,884	$--
$21,276	$53,994	$184,488,605	184,396,406	$1,409,946	$291
$45,903,407	$8,607,238	$2,007,538,562	198,373,376	$42,725,470	$--
$(8,015,663)	$--	$411,309,449	46,739,710	$11,594,713	$--
$14,469,707	$3,333,983	$655,167,836	106,186,035	$25,593,390	$--
$62,501,193	$8,789,532	$4,433,640,036	689,383,168	$110,480,956	$291
*
At August 31, 2020, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Mortgage Core Portfolio.
**
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$93,958,854	$95,959,795
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the "Directors").
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
6
Non-income-producing security.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$48,064,091	$—	$48,064,091
Corporate Bonds	—	3,476,722,120	5,094,713	3,481,816,833
Adjustable Rate Mortgages	—	6,269	—	6,269
Asset-Backed Securities	—	53,791,694	—	53,791,694
Commercial Mortgage-Backed Securities	—	238,966,333	—	238,966,333
U.S. Treasuries	—	1,419,492,899	—	1,419,492,899
Mortgage-Backed Securities	—	4,944,349	—	4,944,349
Municipal Bonds	—	54,617,005	—	54,617,005
Collateralized Mortgage Obligation	—	95,209	—	95,209
Foreign Governments/Agencies	—	67,767,122	—	67,767,122
Purchased Call Options	—	2,292,282	—	2,292,282
Purchased Put Options	—	246,960	—	246,960
Investment Companies[1]	4,022,330,587	—	—	4,433,640,036
TOTAL SECURITIES	$4,022,330,587	$5,367,006,333	$5,094,713	$9,805,741,082
Other Financial Instruments
Assets
Futures Contracts	$1,747,985	$—	$—	$1,747,985
Foreign Exchange Contracts	—	889,912	—	889,912
Swap Contracts	—	1,650,180	—	1,650,180
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	(126,530)	—	—	(126,530)
Foreign Exchange Contracts	—	(738,866)	—	(738,866)
Swap Contracts	—	—	—	—
Written Option Contracts	—	(1,344,366)	—	(1,344,366)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,621,455	$456,860	$—	$2,078,315
1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $411,309,449 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ABS	--Asset Backed Security
ARM	--Adjustable Rate Mortgage
AUD	--Australian Dollar
BKNT	--Bank Notes
EUR	--Euro Currency
FNMA	--Federal National Mortgage Association
FREMF	--Freddie Mac Multifamily K-Deals
GMTN	--Global Medium Term Note
GNMA	--Government National Mortgage Association
GO	--General Obligation
JPY	--Japanese Yen
LIBOR	--London Interbank Offered Rate
MTN	--Medium Term Note
MXN	--Mexican Peso
NZD	--New Zealand Dollar
REIT	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit
UT	--Unlimited Tax
ZAR	--South African Rand